Description of the Business and Relevant Events	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Description of the Business and Relevant Events

1. Description of the Business and Relevant Events

I. Corporate Information

América Móvil, S.A.B. de C.V. and subsidiaries (hereinafter, the “Company”, “América Móvil” or “AMX”) was incorporated under laws of Mexico on September 25, 2000. The Company provides telecommunications services in 25 countries throughout Latin America, the United States, the Caribbean and Europe. These telecommunications services include mobile and fixed-line voice services, wireless and fixed data services, internet access and Pay TV, over the top and other related services. The Company also sells equipment, accessories and computers.

•	Voice services provided by the Company, both wireless and fixed, mainly include the following: airtime, local, domestic and international long-distance services, and network interconnection services.

•	Data services include value added, corporate networks, data and Internet services.

•	Pay TV represents basic services, as well as pay per view and additional programming and advertising services.

•	AMX provides other related services to advertising in telephone directories, publishing and call center services.

•	The Company also provides video, audio and other media content that is delivered through the internet directly from the content provider to the end user.

In order to provide these services, América Móvil has licenses, permits and concessions (collectively referred to herein as “licenses”) to build, install, operate and exploit public and/or private telecommunications networks and provide miscellaneous telecommunications services (mostly mobile and fixed voice and data services) and to operate frequency bands in the radio-electric spectrum for point-to-point and point-to-multipoint microwave links. The Company holds licenses in the 24 countries where it has networks, and such licenses have different dates of expiration through 2056.

Certain licenses require the payment to the respective governments of a share in sales determined as a percentage of revenues from services under concession. The percentage is set as either a fixed rate or in some cases based on certain size of the infrastructure in operation.

The corporate offices of América Móvil are located in Mexico City, Mexico, at Lago Zurich 245, Colonia Ampliación Granada, Delegación Miguel Hidalgo, 11529, Mexico City, Mexico.

The accompanying consolidated financial statements were approved for their issuance by the Company’s Chief Financial Officer on April 9, 2019, and subsequent events have been considered through that date.